Stock-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2013
Stock-Based Compensation [Abstract]
Summary of Company's restricted shares

The following is a summary of the status of the Company’s restricted shares:

	Restricted Shares	Weighted Average Grant Date Fair Value
Non-vested at March 31, 2011	35,000	$8.84
Vesting	(7,000)	8.84

Non-vested at March 31, 2012	28,000	8.84
Vesting	(7,000)	8.84

Non-vested at March 31, 2013	21,000	$8.84

Summary of stock option activity

A summary of stock option activity follows:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at March 31, 2011	1,486,835	$10.09

Outstanding at March 31, 2012	1,486,835	10.09
Exercised	(29,237)	10.24

Outstanding at March 31, 2013	1,457,598	10.08	2.95 Years	$3,466,693

Exercisable at March 31, 2013	1,358,673	$10.17	2.65 Years	$3,108,584